Future Minimum Time Charter Revenue	12 Months Ended
Dec. 31, 2015
Notes To Consolidated Financial Statements
Future Minimum Time Charters

17. Future Minimum Time Charter Revenue

The future minimum time charter revenue, net of commissions, based on vessels committed to non-cancelable time charter contracts (including fixture recaps) as of December 31, 2015, is as follows:

December 31,
2016	$55,316
2017	31,652
2018	31,293
2019	31,167
2020	31,225
Thereafter	133,688
Total	$314,341

Future minimum time charter revenue excludes the future acquisitions of the vessels discussed in Note 9, since estimated delivery dates are not confirmed. Revenues from time charters are not generally received when a vessel is off-hire, including time required for normal periodic maintenance. In arriving at the minimum future charter revenues, an estimated off-hire time of 12 days to perform any scheduled drydocking on each vessel has been deducted, and it has been assumed that no additional off-hire time is incurred, although such estimate may not be reflective of the actual off-hire in the future.